Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug. 26, 2016
INVESCO Gold & Precious Metals Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in exploring for, mining, processing, or dealing and investing in gold and other precious metals such as silver, platinum and palladium, as well as diamonds (the gold and precious metals sector), and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.

The Fund invests directly or indirectly up to 10% of its net assets in gold bullion, which is counted toward the 80% investment requirement.

The Fund considers an issuer to be doing business in the gold and precious metals sector if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in the gold and precious metals sector; (2) at least 50% of its total assets are devoted to producing revenues in the gold and precious metals sector; or (3) based on other available information, the portfolio manager determines that its primary business is within the gold and precious metals sector.

The Fund may invest up to 100% of its net assets in securities of foreign issuers doing business in the gold and precious metals sector, which may include issuers located in emerging markets countries, i.e., those that are in the early stages of their industrial cycles. The Fund may invest in securities of issuers of all capitalization sizes.

The Fund can invest in derivative instruments including options.

The Fund can use options, including call options, for hedging and investment purposes.

The investment universe contains both U.S. and non-U.S. companies involved in exploring for, mining, processing, or dealing and investing in gold, gold bullion and other base or precious metals such as copper, silver, platinum and palladium, as well as diamonds.

The investment team primarily uses a fundamental bottom-up analysis to seek to identify investments with quality management teams with quality assets trading at attractive valuations. The investment strategy places emphasis on valuation and risk/reward profiles of potential investments. In valuing companies, the investment team takes a long-term view on commodity prices and uses a constant marginal cost of production commodity price. The commodity price does not change unless a persistent structural change in the commodity occurs. Price-to-cash flow (P/CF), price-to-net asset value (P/NAV) and price-to-earnings (P/E) are the valuation metrics the investment team uses to assess the attractiveness of a security. Top-down macroeconomic research, including an assessment of factors such as worldwide economic activity, government policy, employment, inflation, supply/demand dynamics, currency market dynamics, international trade, technological advances, as well as business, equity and credit market cycle analysis, is also considered as a check and balance to sub-industry allocation that results from bottom-up analysis.

		The portfolio manager will consider selling a security of an issuer if, among other things, (1) a security reaches its target price; (2) a change in fundamentals occurs—either company specific or industry wide; (3) a change in corporate focus and/or management occurs; or (4) a more attractive investment opportunity is identified.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in exploring for, mining, processing, or dealing and investing in gold and other precious metals such as silver, platinum and palladium, as well as diamonds (the gold and precious metals sector), and in derivatives and other instruments that have economic characteristics similar to such securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless the Fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.

Gold Bullion Risk. To the extent the Fund invests in gold bullion, it will earn no income from such investment. Appreciation in the market price of gold is the sole manner in which the Fund can realize gains on gold bullion, and such investments may incur higher storage and custody costs as compared to purchasing, holding and selling more traditional investments.

Gold and Precious Metals Sector Risk. The Fund will concentrate its investments in the securities of issuers primarily engaged in gold and precious metals-related industries. Fluctuations in the price of gold and precious metals resulting from supply and demand imbalances, increased mining, transportation or storage costs or other market forces will have a significant impact on the profitability of companies in the gold and precious metals sector. The price of gold and precious metals may also be affected by changes in political or economic conditions of countries where gold and precious metals companies are located.

Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

		Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Investor Class shares year-to-date (ended June 30, 2016): 90.24% Best Quarter (ended September 30, 2012): 23.78% Worst Quarter (ended September 30, 2008): -31.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.
INVESCO Gold & Precious Metals Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
1 Year	rr_ExpenseExampleYear01	$ 701
3 Years	rr_ExpenseExampleYear03	1,018
5 Years	rr_ExpenseExampleYear05	1,358
10 Years	rr_ExpenseExampleYear10	2,315
1 Year	rr_ExpenseExampleNoRedemptionYear01	701
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,018
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,358
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,315
1 Year	rr_AverageAnnualReturnYear01	(28.93%)
5 Years	rr_AverageAnnualReturnYear05	(22.71%)
10 Years	rr_AverageAnnualReturnYear10	(3.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2002
INVESCO Gold & Precious Metals Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
1 Year	rr_ExpenseExampleYear01	$ 735
3 Years	rr_ExpenseExampleYear03	1,024
5 Years	rr_ExpenseExampleYear05	1,440
10 Years	rr_ExpenseExampleYear10	2,468
1 Year	rr_ExpenseExampleNoRedemptionYear01	235
3 Years	rr_ExpenseExampleNoRedemptionYear03	724
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,240
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,468
1 Year	rr_AverageAnnualReturnYear01	(29.28%)
5 Years	rr_AverageAnnualReturnYear05	(22.73%)
10 Years	rr_AverageAnnualReturnYear10	(4.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2002
INVESCO Gold & Precious Metals Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
1 Year	rr_ExpenseExampleYear01	$ 335
3 Years	rr_ExpenseExampleYear03	724
5 Years	rr_ExpenseExampleYear05	1,240
10 Years	rr_ExpenseExampleYear10	2,656
1 Year	rr_ExpenseExampleNoRedemptionYear01	235
3 Years	rr_ExpenseExampleNoRedemptionYear03	724
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,240
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,656
1 Year	rr_AverageAnnualReturnYear01	(26.01%)
5 Years	rr_AverageAnnualReturnYear05	(22.41%)
10 Years	rr_AverageAnnualReturnYear10	(4.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2000
INVESCO Gold & Precious Metals Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	$ 134
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,590
1 Year	rr_ExpenseExampleNoRedemptionYear01	134
3 Years	rr_ExpenseExampleNoRedemptionYear03	418
5 Years	rr_ExpenseExampleNoRedemptionYear05	723
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,590
1 Year	rr_AverageAnnualReturnYear01	(24.68%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(21.69%)	[2]
10 Years	rr_AverageAnnualReturnYear10	(3.26%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2008	[2]
INVESCO Gold & Precious Metals Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
1 Year	rr_ExpenseExampleYear01	$ 160
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	855
10 Years	rr_ExpenseExampleYear10	1,867
1 Year	rr_ExpenseExampleNoRedemptionYear01	160
3 Years	rr_ExpenseExampleNoRedemptionYear03	496
5 Years	rr_ExpenseExampleNoRedemptionYear05	855
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,867
2006	rr_AnnualReturn2006	28.49%
2007	rr_AnnualReturn2007	22.83%
2008	rr_AnnualReturn2008	(28.71%)
2009	rr_AnnualReturn2009	55.59%
2010	rr_AnnualReturn2010	38.27%
2011	rr_AnnualReturn2011	(17.98%)
2012	rr_AnnualReturn2012	(5.66%)
2013	rr_AnnualReturn2013	(45.26%)
2014	rr_AnnualReturn2014	(8.41%)
2015	rr_AnnualReturn2015	(24.67%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	90.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.00%)
1 Year	rr_AverageAnnualReturnYear01	(24.67%)
5 Years	rr_AverageAnnualReturnYear05	(21.81%)
10 Years	rr_AverageAnnualReturnYear10	(3.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 19, 1984
INVESCO Gold & Precious Metals Fund | Return After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.67%)
5 Years	rr_AverageAnnualReturnYear05	(22.21%)
10 Years	rr_AverageAnnualReturnYear10	(3.87%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 19, 1984
INVESCO Gold & Precious Metals Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.96%)
5 Years	rr_AverageAnnualReturnYear05	(14.06%)
10 Years	rr_AverageAnnualReturnYear10	(2.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 19, 1984
INVESCO Gold & Precious Metals Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%
INVESCO Gold & Precious Metals Fund | Philadelphia Gold & Silver Index (price only) (reflects no deduction for fees, expenses or taxes and reflects no dividends or other ordinary distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(34.14%)
5 Years	rr_AverageAnnualReturnYear05	(27.53%)
10 Years	rr_AverageAnnualReturnYear10	(9.87%)
INVESCO Gold & Precious Metals Fund | Lipper Precious Metals Equity Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(23.55%)
5 Years	rr_AverageAnnualReturnYear05	(23.29%)
10 Years	rr_AverageAnnualReturnYear10	(3.53%)

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Class Y shares' performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares' performance reflects any applicable fee waiver and/or expense reimbursement.